Intangible assets - Schedule of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	$ 6,093	$ 15,539
Exploration expenditure written off	167	9,920	$ 631
Intangible assets, end of period	6,451	6,093	15,539
Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	20,039	20,206
Exchange adjustments	(137)	138
Acquisitions	47	318
Additions	1,037	1,348
Transfers to property, plant and equipment	(38)	(605)
Deletions and disposals	485	1,366
Intangible assets, end of period	20,463	20,039	20,206
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(13,946)	(4,667)
Exchange adjustments	86	(93)
Exploration expenditure written off	167	9,920
Charge for the year	427	372
Impairment losses	16	165
Deletions and disposals	(458)	(1,271)
Intangible assets, end of period	(14,012)	(13,946)	(4,667)
Exploration and appraisal expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	4,113	14,091
Intangible assets, end of period	4,289	4,113	14,091
Exploration and appraisal expenditure | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	14,417	15,306
Exchange adjustments	0	0
Acquisitions	0	0
Additions	409	703
Transfers to property, plant and equipment	(38)	(605)
Deletions and disposals	477	987
Intangible assets, end of period	14,311	14,417	15,306
Exploration and appraisal expenditure | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(10,304)	(1,215)
Exchange adjustments	0	0
Exploration expenditure written off	167	9,920
Charge for the year	0	0
Impairment losses	1	156
Deletions and disposals	(450)	(987)
Intangible assets, end of period	(10,022)	(10,304)	(1,215)
Other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	1,980	1,448
Intangible assets, end of period	2,162	1,980	1,448
Other intangibles | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	5,622	4,900
Exchange adjustments	(137)	138
Acquisitions	47	318
Additions	628	645
Transfers to property, plant and equipment	0	0
Deletions and disposals	8	379
Intangible assets, end of period	6,152	5,622	4,900
Other intangibles | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(3,642)	(3,452)
Exchange adjustments	86	(93)
Exploration expenditure written off	0	0
Charge for the year	427	372
Impairment losses	15	9
Deletions and disposals	(8)	(284)
Intangible assets, end of period	$ (3,990)	$ (3,642)	$ (3,452)